Common Stock - Additional Information (Detail) - shares	1 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Mar. 02, 2022	Dec. 31, 2021	Jan. 31, 2021	Jun. 01, 2020
Conversion of Stock [Line Items]
Common Stock, Shares Authorized		1,000,000,000	1,000,000,000	134,050,472
Common Stock, Voting Rights		one vote
Common Stock, Shares, Issued		117,102,735		18,221,069
Common Stock, Shares, Outstanding		117,102,735		18,221,069
Preferred stock, authorized		10,000,000	10,000,000	0
Preferred stock, shares issued		0		0
Preferred stock, Outstanding		0		0
Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Shares Authorized				134,050,472	134,050,472
Common Stock, Shares, Issued				18,221,069	16,582,713
Common Stock, Shares, Outstanding				18,221,069	16,582,713
Common Class A [Member] | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Shares Authorized						110,832,055
Common Stock, Voting Rights	one vote
Common Class B [Member] | Rigetti Holdings Inc [Member]
Conversion of Stock [Line Items]
Common Stock, Shares Authorized						23,218,418
Common Stock, Voting Rights	non
Common Stock, Shares, Issued				0
Common Stock, Shares, Outstanding					0